United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY




Investment Company Act File Number:   811-00833


                                   ASA LIMITED
                                   -----------
               (Exact name of registrant as specified in charter)



                               36 WIERDA ROAD WEST
                                  SANDTON 2196
                                  SOUTH AFRICA
                                  ------------
                    (Address of principal executive offices)



                               JPMORGAN CHASE BANK
                            3 CHASE METROTECH CENTER
                            BROOKLYN, NEW YORK 11245
                            ------------------------
                     (name and address of agent for service)



Registrant's telephone number, including area code: (973) 377-3535



Date of fiscal year end:  NOVEMBER 30



Date of reporting period: JULY 1, 2004 - NOVEMBER 19, 2004*

* ASA Limited was reorganized into ASA (Bermuda) Limited on November 19, 2004.

Item 1.   Proxy Voting Record
          (Unless otherwise noted, matters voted on were proposed by management. "*" indicates the JSE Securities Exchange South African Ticker)

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                                                                          Meeting      Mgmt       Vote
                                                                          Date         Rec.       Cast

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
          GOLD FIELDS LIMITED                                             11/16/04
------------------------------------------------------------------------------------------------------------
          Ticker: GFI*          CUSIP: NA

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          Annual Meeting Proposals
------------------------------------------------------------------------------------------------------------

1         Accept Financial Statements and Statutory Reports                            For        For
          for Year Ended June 30, 2004
------------------------------------------------------------------------------------------------------------
2         Reelect K. Ansah as Director                                                 For        For
------------------------------------------------------------------------------------------------------------
3         Reelect G. R. Parker as Director                                             For        For
------------------------------------------------------------------------------------------------------------
4         Reelect T.M.G. Sexwale as Director                                           For        For
------------------------------------------------------------------------------------------------------------
5         Reelect C.M.T. Thompson as Director                                          For        For
------------------------------------------------------------------------------------------------------------
6         Reelect P.M. Ryan as Director                                                For        For
------------------------------------------------------------------------------------------------------------
7         Place Authorized But Unissued Shares under                                   For        For
          Control of Directors
------------------------------------------------------------------------------------------------------------
8         Approve Issuance of Shares without Preemptive                                For        For
          Rights up to a Maximum of 15 Percent of Issued
          Capital
------------------------------------------------------------------------------------------------------------
9         Approve Increase of Directors Fees                                           For        For
------------------------------------------------------------------------------------------------------------
10        Approve Special Fee for Chairman In the Amount                               For        For
          of ZAR 167,000 for Period of March 1, 2004 to
          December 31, 2004
------------------------------------------------------------------------------------------------------------
11        Authorize Repurchase of Up to 20 Percent of                                  For        For
          Issued Share Capital
------------------------------------------------------------------------------------------------------------
12        Amend Article 33 of Company's Articles of                                    For        For
          Association Re: Indemnity
------------------------------------------------------------------------------------------------------------

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                                                                          Meeting      Mgmt       Vote
                                                                          Date         Rec.       Cast
------------------------------------------------------------------------------------------------------------
          HARMONY GOLD MINING COMPANY LTD.                                11/12/04
------------------------------------------------------------------------------------------------------------
          Ticker: HMY          CUSIP: 413216300
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
          Annual Meeting Proposals
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
1         Accept Financial Statements and Statutory Reports                            For        For
          for Year Ended June 30, 2004
------------------------------------------------------------------------------------------------------------
2         Approve Remuneration of Directors                                            For        For
------------------------------------------------------------------------------------------------------------
3         Approve Simultaneous Re-Appointment of Retiring                              For        For
          Directors
------------------------------------------------------------------------------------------------------------
4.1       Reelect R. Menell As Director Appointed During                               For        For
          the Year
------------------------------------------------------------------------------------------------------------
4.2       Reelect M. Motloba as Director Appointed During                              For        For
          the Year
------------------------------------------------------------------------------------------------------------
4.3       Reelect M.Z. Nkosi as Director Appointed During                              For        For
          the Year
------------------------------------------------------------------------------------------------------------
4.4       Reelect N.V. Qanqule as Director Appointed                                   For        For
          During the Year
------------------------------------------------------------------------------------------------------------
5.1       Reelect F. Dippenaar as Director                                             For        For
------------------------------------------------------------------------------------------------------------
5.2       Reelect N. Fakude as Director                                                For        For
------------------------------------------------------------------------------------------------------------
5.3       Reelect S. Lushaba as Director                                               For        For
------------------------------------------------------------------------------------------------------------
6         Approve Increase in Authorized Capital to ZAR                                For        For
          225 Million
------------------------------------------------------------------------------------------------------------
7         Authorize Repurchase of Up to 20 Percent of                                  For        For
          Issued Share Capital
------------------------------------------------------------------------------------------------------------
8         Place Authorized But Unissued Shares under                                   For        For
          Control of Directors
------------------------------------------------------------------------------------------------------------
9         Approve Issuance of Shares without Preemptive                                For        For
          Rights up to a Maximum of 15 Percent of Issued
          Capital
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                          Meeting      Mgmt       Vote
                                                                          Date         Rec.       Cast
------------------------------------------------------------------------------------------------------------
          HARMONY GOLD MINING COMPANY LTD                                 11/12/04
------------------------------------------------------------------------------------------------------------
          Ticker: HMY          CUSIP: 413216300
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
          Special Meeting Proposals
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
1         Approve Acquisition of Gold Fields Ltd                                       For        Against
------------------------------------------------------------------------------------------------------------
2         Approve Increase in Authorized Capital to ZAR                                For        Against
          600 Million
------------------------------------------------------------------------------------------------------------
3         Issue Shares Required by Acquisition of Gold                                 For        Against
          Fields
------------------------------------------------------------------------------------------------------------
4         Place Authorized But Unissued Shares under                                   For        Against
          Control of Directors
------------------------------------------------------------------------------------------------------------
5         Approve Issuance of Shares without Preemptive                                For        Against
          rights up to a Maximum of 15 Percent of Issued
          Capital
------------------------------------------------------------------------------------------------------------
6         Approve Issuance of Shares Pursuant to                                       For        Against
          Empowerment Transaction
------------------------------------------------------------------------------------------------------------
7         Authorize Board to Ratify and Execute Approved                               For        Against
          Resolutions
------------------------------------------------------------------------------------------------------------

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                                                                          Meeting      Mgmt       Vote
                                                                          Date         Rec.       Cast
------------------------------------------------------------------------------------------------------------
          IMPALA PLATINUM HOLDINGS LTD                                    10/29/04
------------------------------------------------------------------------------------------------------------
          Ticker: IMP*          CUSIP: NA
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
          Annual Meeting Proposals
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
1         Accept Financial Statements and Statutory Reports                            For        For
          for Year Ended June 30, 2004
------------------------------------------------------------------------------------------------------------
2.1       Reelect R.S.N. Dabengwa as Director Appointed                                For        For
          During the Year
------------------------------------------------------------------------------------------------------------
2.2       Reelect K. Mokhele as Director Appointed During                              For        For
          the Year
------------------------------------------------------------------------------------------------------------
2.3       Reelect N.D.B. Orleyn as Director Appointed                                  For        For
          During the Year
------------------------------------------------------------------------------------------------------------
2.4       Reelect F.J. P. Roux as Director Appointed During                            For        For
          the Year
------------------------------------------------------------------------------------------------------------
2.5       Reelect L.C. van Vught as Director Appointed                                 For        For
          During the Year
------------------------------------------------------------------------------------------------------------
3.1       Reelect C.R. Markus as Director                                              For        For
------------------------------------------------------------------------------------------------------------
3.2       Reelect J.M. McMahon as Director                                             For        For
------------------------------------------------------------------------------------------------------------
3.3       Reelect J.V. Roberts as Director                                             For        For
------------------------------------------------------------------------------------------------------------
4         Approve Remuneration of Directors                                            For        For
------------------------------------------------------------------------------------------------------------
5         Place Authorized But Unissued Shares under                                   For        For
          Control of Directors
------------------------------------------------------------------------------------------------------------
6         Approve Issuance of Shares without Preemptive                                For        For
          Rights up to a Maximum of 15 Percent of Issued
          Capital
------------------------------------------------------------------------------------------------------------
7         Authorize Repurchase of Up to 20 Percent of                                  For        For
          Issued Share Capital
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                          Meeting      Mgmt       Vote
                                                                          Date         Rec.       Cast
------------------------------------------------------------------------------------------------------------
          MVELAPHANDA RESOURCES LIMITED                                   11/18/04
------------------------------------------------------------------------------------------------------------
          Ticker: MVL*          CUSIP: NA
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
          Annual Meeting Proposals
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
1         Accept Financial Statements and Statutory Reports                            For        For
          For Year Ended June 30, 2004
------------------------------------------------------------------------------------------------------------
2.1       Reelect L.N. Angel as Director                                               For        For
------------------------------------------------------------------------------------------------------------
2.2       Reelect M. Beckett as Director                                               For        For
------------------------------------------------------------------------------------------------------------
2.3       Reelect C. Johnson as Director                                               For        For
------------------------------------------------------------------------------------------------------------
2.4       Reelect O. Mabandla as Director                                              For        For
------------------------------------------------------------------------------------------------------------
2.5       Reelect N. Mtshotshisa as Director                                           For        For
------------------------------------------------------------------------------------------------------------
2.6       Reelect P. Ncholo as Director                                                For        For
------------------------------------------------------------------------------------------------------------
2.7       Reelect P.C. Pienaar as Director                                             For        For
------------------------------------------------------------------------------------------------------------
2.8       Reelect R. Ramaite as Director                                               For        For
------------------------------------------------------------------------------------------------------------
3         Approve Remuneration of Directors in the Amount                              For        For
          of ZAR 82,250
------------------------------------------------------------------------------------------------------------
4         Approve Discharge of Directors                                               For        For
------------------------------------------------------------------------------------------------------------
5         Place Authorized But Unissued Shares under                                   For        For
          Control of Directors
------------------------------------------------------------------------------------------------------------
6         Approve Issuance of Shares without Preemptive                                For        For
          Rights up to a  Maximum of 15 Percent of Issued
          Capital
------------------------------------------------------------------------------------------------------------
7         Amend Share Option Scheme                                                    For        For
------------------------------------------------------------------------------------------------------------
8         Authorize Directors to Nominate Relevant Persons                             For        For
------------------------------------------------------------------------------------------------------------
9         Authorize Repurchase of Up to 20 Percent of                                  For        For
          Issued Share Capital
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                          Meeting      Mgmt       Vote
                                                                          Date         Rec.       Cast
------------------------------------------------------------------------------------------------------------
          Newcrest Mining Limited                                         10/27/04
------------------------------------------------------------------------------------------------------------
          Ticker: NCMGY.PK          CUSIP: 651191108
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
          Annual Meeting Proposals
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
1         Receive financial reports for year ended 30 June                             For        Not Voted
          2004
------------------------------------------------------------------------------------------------------------
2.1       Reelect Ian A. Renard as Director                                            For        Not Voted
------------------------------------------------------------------------------------------------------------
2.2       Reelect Ronald C. Milne as Director                                          For        Not Voted
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
3         Grant of Performance Rights to the Managing                                  For        Not Voted
          Director
------------------------------------------------------------------------------------------------------------
4         Alterations to Company Constitution                                          For        Not Voted
------------------------------------------------------------------------------------------------------------

                                   Signatures




         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.







                  ASA Limited




                  /s/ Robert J.A. Irwin
                  --------------------------------------
                  by       Robert J.A. Irwin
                           Chairman of the Board and Treasurer
                           (Principal Executive Officer)




                  Date:  April 1, 2005